ORGANIZATION (Schedule of Variable Interest Entity) (Details)	12 Months Ended
Dec. 31, 2014
BVI [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Feb. 09, 2011
Place of establishment	British Virgin Islands
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
500wan HK [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Mar. 08, 2011
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
500.com USA [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jul. 21, 2014
Place of establishment	USA
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
E-Sun Sky Computer [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jun. 18, 2007
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Principal activities	Software Service
E-Sun Network [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Dec. 07, 1999
Place of establishment	PRC
Percentage of ownership by the Company
Principal activities	Online Lottery Service
Youlanguang Technology [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Dec. 16, 2008
Place of establishment	PRC
Percentage of ownership by the Company
Principal activities	Online Lottery Service
Guangtiandi Technology [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Dec. 16, 2008
Place of establishment	PRC
Percentage of ownership by the Company
Principal activities	Online Lottery Service
E-Sun Sky Network [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	May 22, 2006	[1]
Place of establishment	PRC	[1]
Percentage of ownership by the Company		[1]
Principal activities	Online Lottery Service	[1]
500Fu [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Apr. 23, 2014	[2]
Place of establishment	PRC	[2]
Percentage of ownership by the Company		[2]
Principal activities	Third party payment service	[2]
Lhasa Yicai [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Oct. 17, 2014	[2]
Place of establishment	PRC	[2]
Percentage of ownership by the Company		[2]
Principal activities	Online Lottery Service	[2]
Baifengrun Technology [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jun. 13, 2014	[3]
Place of establishment	PRC	[3]
Percentage of ownership by the Company		[3]
Principal activities	Development, operation of mobile phone games	[3]

[1]	A subsidiary of E-Sun Network
[2]	A subsidiary of E-Sun Sky Network
[3]	A subsidiary of Guangtiandi Technology